Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 22,408,808	$ 42,242,863	$ 45,412,589
Cost of revenue	(14,071,902)	(26,468,662)	(26,857,201)
Gross profit	8,336,906	15,774,201	18,555,388
Operating expenses
Selling and marketing expenses	(3,644,316)	(4,961,639)	(5,331,150)
General and administrative expenses	(9,191,505)	(3,430,230)	(2,932,144)
Share listing expenses	(70,104,989)
Research and development expenses	(14,110,408)	(15,053,175)	(14,342,826)
Expected credit losses		(404,210)
Other income	983,932	43,819	59,198
Other gains (losses)–net	1,222,885	(127,025)	(1,702,379)
Total operating expenses	(94,844,401)	(23,932,460)	(24,249,301)
Operating loss	(86,507,495)	(8,158,259)	(5,693,913)
Non-operating income and expenses
Interest income	235,912	37,869	159,275
Finance costs	(835,273)	(666,349)	(461,118)
Total non-operating income and expenses	(599,361)	(628,480)	(301,843)
Loss before income tax	(87,106,856)	(8,786,739)	(5,995,756)
Income tax (expense) benefit	(430,368)	238,445	74,903
Loss for the year	(87,537,224)	(8,548,294)	(5,920,853)
Components of other comprehensive income that may not be reclassified to profit or loss
Remeasurement of defined benefit plans	7,409	13,087	(7,589)
Components of other comprehensive (loss) income that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(1,672,040)	453,007	778,758
Other comprehensive (loss) income for the year, net of tax	(1,664,631)	466,094	771,169
Total comprehensive loss for the year	$ (89,201,855)	$ (8,082,200)	$ (5,149,684)
Loss per share
Basic loss per share (in Dollars per share)	$ (1.78)	$ (0.29)	$ (0.2)
Diluted loss per share (in Dollars per share)	$ (1.78)	$ (0.29)	$ (0.2)